Defined Contribution Plan, Pension and Other Post-Retirement Benefit Plans - Summary of Components of Net Periodic Benefit Cost (Detail) - Non-U.S. Pension Plan - Non-U.S. Pension Plan - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 1,399	$ 1,418	$ 785
Expected return on plan assets	(1,293)	(1,221)	(1,016)
Amortization of prior service cost	50	48	48
Recognized actuarial loss	872	757	603
Net periodic cost (benefit)	$ 1,028	$ 1,002	$ 420